INCOME TAXES (Schedule of Effective tax rate) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxes calculated at federal rate	21.00%	34.00%
State income tax, net of federal benefit	(1.90%)	1.40%
Stock based compensation	1.40%
Permanent Differences	1.00%	(5.00%)
Change in Valuation Allowance	13.90%	2.00%
Fair market adjustment derivatives	(21.50%)	(10.80%)
Prior year True-ups	(14.90%)	1.30%
True-up to deferred tax rate		(17.90%)
Other adjustments	1.00%	(5.00%)
Provision for income taxes